Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements Of Comprehensive Income [Abstract]
Net Income	$ 13,687	$ 6,736	$ 18,722
Foreign Currency:
Translation adjustments (includes $(16), $0 and $(2) attributable to noncontrolling interest), net of taxes of $(595), $(45) and $(78)	(1,188)	(75)	(140)
Reclassification adjustment included in net income, net of taxes of $0, $224 and $30	0	416	55
Available-for-sale securities:
Net unrealized gains (losses), net of taxes of $0, $40, and $137	0	65	258
Reclassification adjustment included in net income, net of taxes of $(9), $(10) and $(42)	(15)	(16)	(79)
Cash flow hedges:
Net unrealized gains (losses), net of taxes of $(411), $140 and $286	(763)	260	525
Reclassification adjustment included in net income, net of taxes of $20, $18 and $16	38	36	30
Defined benefit postretirement plans:
Amortization of net prior service credit included in net income, net of taxes of $(523), $(588) and $(480)	(860)	(959)	(782)
Net prior service credit arising during period, net of taxes of $27, $262 and $1,695	45	428	2,765
Reclassification adjustment included in net income, net of taxes of $0, $11 and $7	0	26	11
Other comprehensive income (loss)	(2,743)	181	2,643
Total comprehensive Income	10,944	6,917	21,365
Less: Total comprehensive income attributable to noncontrolling interest	(326)	(294)	(302)
Total Comprehensive Income Attributable to AT&T	$ 10,618	$ 6,623	$ 21,063